Summary of Significant Accounting Policies (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Summary of Significant Accounting Policies (Details) [Line Items]
Cash	$ 172,928	$ 772,506	$ 1,237,201
Cash equivalents	0	0	0
Assets held in the trust account	186,761,164	181,847,374	174,580,335
Federal deposit insurance corporation coverage limit	250,000	250,000
Unrecognized tax benefits
Amounts accrued for interest and penalties
Tax provision	0	0
Money Market Funds [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Assets held in the trust account	$ 186,761,164	$ 181,847,374	$ 174,580,335
Ordinary Shares Subject to Forfeiture [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Weighted average shares (in Shares)		798,000